COST OF SALES	9 Months Ended
Sep. 30, 2021
COST OF SALES [Abstract]
COST OF SALES
12.	COST OF SALES

For the three and nine months ended September 30, 2021 and 2020, cost of sales consists of the following:

	Three months ended September 30,		Nine months ended September 30,
	2021 $	2020 $	2021 $	2020 $
Amortization	89,100	129,407	242,770	279,923
Driver expenses	-	43,741	-	78,608
Fuel	134	123,075	112,091	279,623
Salaries and wages	1,438,825	1,131,209	3,512,075	3,272,655
	1,528,059	1,427,432	3,866,936	3,910,809